SIGNIFICANT ACCOUNTING POLICIES (Schedule of summarizes information about the inventory) (Details) - USD ($) $ in Thousands	Dec. 31, 2025	Dec. 31, 2024
Disclosure Of Significant Accounting Policies [Abstract]
Raw materials	$ 0	$ 40
Work in progress	46	261
Finished goods	164	1,518
Inventories	$ 210	$ 1,819